Fair Value Measurement on a Recurring Basis - Schedule of Assets that are Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Total	$ 281,884,195	$ 0
Fair Value, Recurring [Member]
Assets:
Total	281,884,195
Fair Value, Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Total	281,884,195
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Total	0
Fair Value, Recurring [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Total	0
Fair Value, Recurring [Member] | U.S. government debt securities [Member]
Assets:
Total	281,884,195
Fair Value, Recurring [Member] | U.S. government debt securities [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Total	281,884,195
Fair Value, Recurring [Member] | U.S. government debt securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Total	0
Fair Value, Recurring [Member] | U.S. government debt securities [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Total	$ 0